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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 -------------------------------
   Address:      III West Jackson Blvd.
                 -------------------------------
                 20th Floor
                 -------------------------------
                 Chicago, IL 60604
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312-692-7564
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Constance Wick                Chicago, IL       May 13, 2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     89
                                        --------------------

Form 13F Information Table Value Total:   911,696
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

Column 1                  Column 2         Column 3  Column 4        Column 5        Column 6  Column 7        Column 8
------------------------- ---------------- --------- -------- --------------------- ---------- --------  ----------------------
                                                      VALUE     SHRS OR  SH/   PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN   CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------- ---------------- --------- -------- ---------- ----- ---- ---------- -------- ---------- ------ -----
AAR Corp                  Bond             000361AH8    5,236  5,000,000 PRN        SOLE                  5,000,000
AGCO Corp                 Bond             001084AL6    4,040  2,500,000 PRN        SOLE                  2,500,000
Alliant Techsystems Inc   Bond             018804AH7   16,110 15,000,000 PRN        SOLE                 15,000,000
Alliant Techsystems Inc   Bond             018804AK0   32,084 27,500,000 PRN        SOLE                 27,500,000
AmeriCredit Corp          Bond             03060RAP6    5,031  5,000,000 PRN        SOLE                  5,000,000
AmeriCredit Corp          Bond             03060RAR2   12,451 12,760,000 PRN        SOLE                 12,760,000
Amgen Inc                 Bond             031162AL4      408    538,000 PRN        SOLE                    538,000
Amgen Inc                 Bond             031162AN0   38,434 38,730,000 PRN        SOLE                 38,730,000
Amylin Pharmaceuticals
 Inc                      Bond             032346AD0    2,053  2,000,000 PRN        SOLE                  2,000,000
Annaly Capital Management
 Inc                      Bond             035710AA0   18,467 18,500,000 PRN        SOLE                 18,500,000
Apogent Technologies Inc  Bond             03760AAK7   17,422 10,000,000 PRN        SOLE                 10,000,000
Apple Inc                 Com              037833100    7,038     29,950 SH         SOLE                     29,950
ArcelorMittal             Com              03938L104      325     10,000 SH         SOLE                     10,000
ArcelorMittal             Bond             03938LAK0   22,340 14,000,000 PRN        SOLE                 14,000,000
ASM International NV      Bond             00207DAG7   11,732  8,874,000 PRN        SOLE                  8,874,000
Beazer Homes USA Inc      Bond             07556QAL9    1,947  2,000,000 PRN        SOLE                  2,000,000
Boise Inc                 Warrant          09746Y113      538     87,722 SH         SOLE                     87,722
Capital One Financial
 Corp                     Com              14040H105    1,242     30,000 SH         SOLE                     30,000
Cephalon Inc              Bond             156708AL3   27,300 22,678,000 PRN        SOLE                 22,678,000
Charles River
 Laboratories
 International Inc        Bond             159864AB3    8,186  8,000,000 PRN        SOLE                  8,000,000
China Medical
 Technologies Inc         Com              169483954    3,832    281,400 SH    Put  SOLE                    281,400
China Medical
 Technologies Inc         Bond             169483AB0    2,338  3,000,000 PRN        SOLE                  3,000,000
China Medical
 Technologies Inc         Bond             169483AC8    5,422  8,810,000 PRN        SOLE                  8,810,000
Chiquita Brands
 International Inc        Bond             170032AT3    2,608  2,642,000 PRN        SOLE                  2,642,000
CompuCredit Corp          Bond             20478NAD2    2,058  4,610,000 PRN        SOLE                  4,610,000
Core Laboratories LP      Bond             21868FAB9   25,031 17,477,000 PRN        SOLE                 17,477,000
Covanta Holding Corp      Bond             22282EAA0    9,435 10,014,000 PRN        SOLE                 10,014,000
DJSP Enterprises Inc      Warrant          G7982P120      275     23,700 SH         SOLE                     23,700
DryShips Inc              Com              Y2109Q1017   1,636    280,200 SH         SOLE                    280,200
DryShips Inc              Bond             262498AB4   15,422 15,000,000 PRN        SOLE                 15,000,000
DST Systems Inc           Bond             233326AB3   24,875 24,210,000 PRN        SOLE                 24,210,000
Earthlink Inc             Bond             270321AA0   19,159 17,325,000 PRN        SOLE                 17,325,000
EMC Corp/Massachusetts    Bond             268648AK8    6,069  5,000,000 PRN        SOLE                  5,000,000
Equinix Inc               Bond             29444UAH9   14,173 10,415,000 PRN        SOLE                 10,415,000
Exterran Holdings Inc     Bond             30225XAA1    2,479  2,000,000 PRN        SOLE                  2,000,000
Ford Motor Co             Bond             345370CN8   52,413 35,000,000 PRN        SOLE                 35,000,000
Gilead Sciences Inc       Bond             375558AG8   19,332 16,000,000 PRN        SOLE                 16,000,000
Great Atlantic & Pacific
 Tea Co                   Com              390064103      809    105,446 SH         SOLE                    105,446
Great Atlantic & Pacific
 Tea Co                   Bond             390064AK9    5,807  6,590,000 PRN        SOLE                  6,590,000
Hertz Global Holdings Inc Bond             42805TAA3    7,161  5,072,000 PRN        SOLE                  5,072,000
Home Depot                Com              437076952    4,904    150,000 SH    Put  SOLE                    150,000
Hospitality Properties
 Trust                    Bond             44106MAK8    9,201  9,220,000 PRN        SOLE                  9,220,000
Human Genome Sciences Inc Bond             444903AK4   17,641  8,810,000 PRN        SOLE                  8,810,000
Industrial Select Sector
 SPDR Fund                Com              81369Y954    4,686    150,000 SH    Put  SOLE                    150,000
Information Services
 Group Inc                Warrant          45675Y112      687    201,383 SH         SOLE                    201,383
Ingersoll-Rand Global
 Holding Co Ltd           Bond             45687AAD4   19,973 10,000,000 PRN        SOLE                 10,000,000
Intel Corp.               Com              458140950    6,687    300,000 SH    Put  SOLE                    300,000
Invitrogen Corp.          Bond             46195RAJ9   19,201 12,500,000 PRN        SOLE                 12,500,000
JetBlue Airways Corp      Bond             477143AF8    5,572  4,000,000 PRN        SOLE                  4,000,000
JetBlue Airways Corp      Bond             477143AD3    9,902  7,000,000 PRN        SOLE                  7,000,000
JetBlue Airways Corp      Bond             477143AE1   20,473 14,000,000 PRN        SOLE                 14,000,000
Kennedy-Wilson Holdings
 Inc                      Warrant          489398115      873     85,968 SH         SOLE                     85,968
KV Pharmaceutical Co      Bond             482740AC1    1,121  2,200,000 PRN        SOLE                  2,200,000
L-3 Communications
 Holdings Inc             Bond             502413AW7   20,842 19,765,000 PRN        SOLE                 19,765,000
Laboratory Corp of
 America Holdings         Bond             50540RAG7   24,388 23,912,000 PRN        SOLE                 23,912,000
LifePoint Hospitals Inc   Bond             53219LAH2   10,515 10,500,000 PRN        SOLE                 10,500,000
Lucent Technologies Inc   Bond             549463AG2    3,683  3,685,000 PRN        SOLE                  3,685,000
Macrovision Corp          Bond             555904AB7   17,161 12,500,000 PRN        SOLE                 12,500,000
MetLife Inc               Com              59156R108    3,901     90,000 SH         SOLE                     90,000
MF Global Ltd             Bond             55276YAB2    7,658  6,600,000 PRN        SOLE                  6,600,000
Nabors Industries Inc     Bond             629568AP1    4,215  4,250,000 PRN        SOLE                  4,250,000
Nash Finch Co             Bond             631158AD4    3,689  8,172,000 PRN        SOLE                  8,172,000
National City Corp        Bond             635405AW3    1,392  1,365,000 PRN        SOLE                  1,365,000
Navios Maritime
 Acquisition Corp         Warrant          Y62159119    2,221    225,000 SH         SOLE                    225,000
Navios Maritime
 Acquisition Corp         Com              Y62159101    1,974    200,000 SH         SOLE                    200,000
NCI Building Systems Inc  Com              628852204    1,114    100,864 SH         SOLE                    100,864
North Asia Investment
 Corp                     Warrant          G66202113    1,503    151,795 SH         SOLE                    151,795
North Asia Investment
 Corp                     Com              G66202105    1,485    150,000 SH         SOLE                    150,000
OSI Pharmaceuticals Inc   Bond             671040AF0   42,272 20,874,000 PRN        SOLE                 20,874,000
Placer Dome Inc           Bond             725906AK7   15,755 10,000,000 PRN        SOLE                 10,000,000
Qwest Communications
 International Inc        Bond             749121BY4   36,389 32,382,000 PRN        SOLE                 32,382,000
Reckson Operating
 Partnership LP           Bond             75621LAJ3    3,512  3,520,000 PRN        SOLE                  3,520,000
SBA Communications Corp   Bond             78388JAN6    3,266  3,080,000 PRN        SOLE                  3,080,000
SPDR Trust Series 1       Com              78462F103    4,037     34,500 SH         SOLE                     34,500
Sterlite Industries India
 Ltd                      Bond             859737AB4    2,113  2,000,000 PRN        SOLE                  2,000,000
SUPERVALU Inc             Bond             868536AP8    2,900  8,000,000 PRN        SOLE                  8,000,000
Sybase Inc                Bond             871130AB6   15,611  8,370,000 PRN        SOLE                  8,370,000
Textron Inc               Bond             883203BN0   26,169 15,000,000 PRN        SOLE                 15,000,000
Theravance Inc            Bond             88338TAA2    2,643  3,080,000 PRN        SOLE                  3,080,000
Thoratec Corp             Bond             885175AB5    3,069  3,070,000 PRN        SOLE                  3,070,000
Ultimate Escapes Inc      Warrant          90385N113       64     31,703 SH         SOLE                     31,703
United Rentals North
 America Inc              Bond             911365AH7    2,815  2,840,000 PRN        SOLE                  2,840,000
United States Steel Corp  Bond             912909AE8   53,571 25,500,000 PRN        SOLE                 25,500,000
US Airways Group Inc      Bond             911905AC1    3,621  2,000,000 PRN        SOLE                  2,000,000
US Bancorp                Com              902973954    3,882    150,000 SH    Put  SOLE                    150,000
WebMd Corp.               Bond             94769MAE5    4,100  3,071,000 PRN        SOLE                  3,071,000
Wells Fargo & Co          Com              949746101    1,889     60,700 SH         SOLE                     60,700
Westway Group Inc         Warrant          96169B118      408     90,384 SH         SOLE                     90,384
WMS Industries Inc        Bond             929297AE9    4,230  1,320,000 PRN        SOLE                  1,320,000
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